Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
4.	Accounts Payable and Accrued Liabilities

	2013 $	2012 $

Trade payables	81,616	90,319
GST payable	7,514	7,054

	89,130	97,373